Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2019
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

29.          Additional information: condensed financial statements of the Company

Regulation S-X requires condensed financial information as to financial position, statements of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2019.

Condensed balance sheets

(In thousands)	December 31, 2018	December 31, 2019
Assets
Current assets:
Cash and cash equivalents	47,781	7,683
Short-term investments	181,894	102,555
Due from subsidiaries and consolidated VIEs	151,491	277,241
Prepayments and other current assets	170	274
Total current assets	381,336	387,753
Non-current assets:
Investments in subsidiaries and consolidated VIEs	(26,130)	(79,165)
Total assets	355,206	308,588
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	7,169	9,737
Contract liabilities and deferred income, current portion	503	1
Accrued liabilities and other payables	2,185	1,918
Total current liabilities	9,912	11,711
Total liabilities	9,912	11,711
Commitments and contingencies
Shareholders’ equity
Common shares	84	85
Treasury shares 32,354,429 shares as at December 31, 2018 and 29,711,964 shares as at December 31, 2019	8	7
Other shareholders’ equity	345,203	296,785
Total Xunlei Limited’s shareholders’ equity	345,295	296,877
Total liabilities and shareholders’ equity	355,207	308,588

Condensed statements of operations

	Years ended December 31,
(In thousands)	2017	2018	2019
Operating expenses
Sales and marketing expenses	—	—	(1)
General and administrative expenses	(1,153)	(1,483)	(1,247)
Total operating expenses	(1,153)	(1,483)	(1,248)
Operating loss	(1,153)	(1,483)	(1,248)
Interest income	1,262	879	1,496
Interest expense	(239)	(239)	(75)
Other income, net	3,308	4,646	4,712
(Loss)/income from subsidiaries and consolidated VIE
- Continuing operations	(47,407)	(43,221)	(57,787)
- Discontinued operations	6,407	139	—
Loss before income tax	(37,822)	(39,279)	(52,902)
Income tax	—	—	(267)
Net loss	(37,822)	(39,279)	(53,169)
Net loss attributable to Xunlei Limited’s common shareholders	(37,822)	(39,279)	(53,169)

Condensed statements of cash flows

	Years ended December 31,
(In thousands)	2017	2018	2019
Cash flows from operating activities
Net cash used in operating activities	(25,333)	(88,309)	(171,796)
Cash flows from investing activities
Net cash generated from investing activities	32,670	37,788	52,359
Cash flows from financing activities
Net cash used in financing activities	(301)	—	—
Net (decrease) / increase in cash and cash equivalents	7,036	(50,521)	(119,437)
Cash and cash equivalents at beginning of year	273,160	280,196	229,675
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	280,196	229,675	110,238